CREDIT RISK	12 Months Ended
Dec. 31, 2020
NOTE 25 - CREDIT RISK

Credit risk results from the possibility that a loss may occur from the failure of another party to perform according to the terms of the contract. Financial instruments that potentially subject the Corporation to concentrations of credit risk consist primarily of cash and trade and other accounts receivable. Cash is maintained with high-credit quality financial institutions. For trade accounts receivable, the Corporation performs periodic credit evaluations and typically does not require collateral. Allowances are maintained for potential credit losses consistent with the credit risk, historical trends, general economic conditions and other information.

The Corporation has a limited number of customers. Included in the consolidated statement of financial position as of December 31, 2020, 2019 and 2018 are trade accounts receivable of $0, $4,368 and $2,084, respectively, all of which were aged under 45 days. The company’s trade accounts receivable is zero as of December 31, 2020 and two customers accounted for 100.00% of the accounts receivable balance as of December 31, 2019, all of whom have a good payment record with the Corporation. No bad debt expense was recorded on trade accounts receivable for the years ended December 31, 2020, 2019 or 2018.

At December 31, 2020, the Corporation’s maximum credit exposure corresponded to the carrying amount of cash, trade accounts receivable and other receivables.